FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 157,258	$ 93,922
Accounts receivable	5,028	4,094
Accounts payable and accrued liabilities	19,377	14,900
Financial liabilities, measured at amortized cost: | Accounts payable and accrued liabilities
Disclosure of Financial Assets and Liabilities [Line Items]
Accounts payable and accrued liabilities	19,377
Financial assets, measured at fair value: | Cash
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	157,258	93,922
Financial assets, measured at amortized cost: | Accounts receivable
Disclosure of Financial Assets and Liabilities [Line Items]
Accounts receivable	$ 507	$ 491